Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Nov. 03, 2023	Aug. 23, 2023	Aug. 07, 2023	Jul. 14, 2023	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Purchase of units					200
Shares authorized					25,000,000	25,000,000
Ordinary shares par value (in Dollars per share)		$ 0.06			$ 0.06	$ 0.06
Ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.06
Forecast [Member]
Subsequent Events (Details) [Line Items]
Dividends into ordinary shares (in Dollars)		$ 1,500,000
Shares authorized		25,000,000
Ordinary shares par value (in Dollars per share)		$ 0.06
Shares outstanding		35,312,478
Forecast [Member] | Ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Shares outstanding		1,822,426
Individual Investor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued			200,000
Ordinary shares par value (in Dollars per share)			$ 0.06
Total gross proceeds (in Dollars)			$ 1,000,000
Gross proceeds price per share (in Dollars per share)			$ 5
Antminer S19j Pro Bitcoin Mining Machines [Member]
Subsequent Events (Details) [Line Items]
Purchase of units					220
Antminer S19j Pro Bitcoin Mining Machines [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of units				200
Ordinary shares issued				227,456
Ordinary shares value (in Dollars)				$ 880,000
Antminer S19j Pro Bitcoin Mining Machines [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchase of units	220
Ordinary shares issued	276,572
Ordinary shares value (in Dollars)	$ 968,800